Cost of revenues	12 Months Ended
Dec. 31, 2015
Cost of revenues [Abstract]
Cost of revenues
16.	Cost of revenues

	Year ended December 31,
	2013	2014	2015
	RMB'000	RMB'000	RMB'000

Channel costs	124,055	497,220	790,468
Content provider costs	—	23,239	98,672
Salaries and welfare	9,379	26,519	42,165
Business tax and surcharges	8,015	6,981	446
Outsource costs	8,026	9,976	10,325
Bandwidth costs	3,171	3,733	11,894
Depreciation and amortization	655	7,797	65,302
Impairment loss on game licenses	—	—	8,760
Other costs	2,597	5,489	3,876
Total	155,898	580,954	1,031,908